Insurance Subsidiaries	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Insurance Subsidiaries	Insurance SubsidiariesInvestments in consolidated subsidiaries include regulated insurance subsidiaries and unregulated subsidiaries. The Corporation holds $50.0 million and $156.0 million of cash, cash equivalents, short term investments and investment securities at the parent and unregulated subsidiaries as of December 31, 2020 and 2019, respectively. The Corporation holds $101.1 million and $107.3 million of cash, cash equivalents, short term investments and investment securities in regulated insurance subsidiaries as of December 31, 2020 and 2019, respectively.